Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Liabilities, Gross, Total	$ 1,468,000	$ 1,752,000
Deferred Tax Assets, Net of Valuation Allowance, Total	1,476,000	1,760,000
Deferred Tax Assets, Valuation Allowance, Total	1,881,000	1,313,000
Income Taxes Paid, Net, Total	109,000	$ 144,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	8,230,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 8,918,000